Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 188	$ 172
Operating cash flows from finance leases	1	1
ROU assets obtained in exchange for lease obligations:
Operating leases	157	132
Finance leases	$ 0	$ 10